SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
24.  SUBSEQUENT EVENTS

Subsequent material events that began before the end of the year ended December 31, 2022 and ended after that date were included in note 2 so that users of the consolidated financial statements have a better understanding of these events.

Sale of shares Sinlog Tecnologia em Logística S.A.

On March 10, 2023, the Company entered into a share purchase and sale agreement, providing for the sale of all its equity interest in Sinlog Tecnologia em Logística S.A. The completion of the transaction is subject to conditions precedent that have not yet been met as of the date of these consolidated financial statements.

Potencial offering of simple unsecured debentures

On April 18, 2023, Cosan S.A. announced a potential offering of simple, nonconvertible, unsecured debentures in a single series (as part of its 5th issuance of debentures), in an aggregate principal amount of R$1,000.0 million. This potential offering is expected to launch on April 27, 2023.